PROPERTY, PLANT AND EQUIPMENT (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Property, plant and equipment	$ 7,091	$ 6,818
Brownfield [member]
Disclosure of operating segments [line items]
Property, plant and equipment	292
Greenfield [member]
Disclosure of operating segments [line items]
Property, plant and equipment	116
Assets classified as held for sale [member]
Disclosure of operating segments [line items]
Property, plant and equipment	291
Assets under construction [member]
Disclosure of operating segments [line items]
Property, plant and equipment	660	1,453
Assets under construction [member] | Borger expansion [member]
Disclosure of operating segments [line items]
Transfers from assets under contruction	662
Nitrogen segment [member] | Assets under construction [member]
Disclosure of operating segments [line items]
Property, plant and equipment	452	1,200
Potash segment [member] | Assets under construction [member]
Disclosure of operating segments [line items]
Property, plant and equipment	90	140
Various other segments [member] | Assets under construction [member]
Disclosure of operating segments [line items]
Property, plant and equipment	$ 118	$ 113